Inventory (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Classes of current inventories [abstract]
Inventory expensed to cost of goods sold	$ 282,985	$ 94,703
Inventories at net realizable value	104,038	4,470
Write-offs on inventory	14,297	2,182
Reversal of inventory impairment	4,299	1,543
Fair value component of inventory sold	43,455	31,767
Inventory capitalized depreciation costs	23,715	15,677
Share based compensation capitalized in inventory	$ 0	$ 1,505